SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of September 30, 2016 and 2015, as they would be anti-dilutive:

	Nine months ended
	September 30,
	2016	2015
Shares underlying options outstanding	265,863	297,390
Shares underlying warrants outstanding	1,335,466	867,319
Shares underlying convertible preferred stock outstanding	411,806	–
Shares underlying convertible notes outstanding	–	9,231
	2,013,135	1,173,940

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2015 and 2014, as they would be anti-dilutive:

	Year Ended December 31,
	2015	2014
Shares underlying options outstanding	292,140	289,503
Shares underlying warrants outstanding	1,409,248	663,264
Shares underlying convertible preferred stock outstanding	411,806	—
Shares underlying convertible notes outstanding	—	9,012
	2,113,194	961,779

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The table below summarizes the fair values of our financial liabilities as of September 30, 2016 (in thousands):

	Fair Value at	Fair Value Measurement Using
	September 30,
	2016	Level 1	Level 2	Level 3

Derivative liability	$756	$—	$—	$756

The table below summarizes the fair values of our financial liabilities as of December 31, 2015 (in thousands):

	Fair Value at
	December 31,	Fair Value Measurement Using
	2015	Level 1	Level 2	Level 3

Derivative liability	$1,177	$—	$—	$1,177

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
The reconciliation of the derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

September 30, 2016
Balance at beginning of year	$1,177
Additions to derivative instruments	–
Gain on change in fair value of derivative liability	(421)
Balance at end of year	$756

The reconciliation of the derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

2015
Balance at beginning of year	$—
Additions to derivative instruments	1,358
Loss (gain) on change in fair value of derivative liability	(181)
Balance at end of year	$1,177